UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 2,312,921	$ 229,377	$ 5,604,642
Franchise tax expenses	49,863	61,264	99,228
Loss from operations	(2,362,784)		(5,703,870)
Loss from operations		(290,641)
Other income
Change in fair value of derivative liabilities	7,988,160	(24,193,170)	16,410,500
Financing costs - derivative liabilities		(970,840)
Income on investments held in Trust Account	10,410	78,522	106,550
Income before income tax expense	5,635,786	(25,376,129)	10,813,180
Income tax expense	(10,856)	4,749	2,015
Net income (loss)	$ 5,646,642	$ (25,380,878)	$ 10,811,165
Class A Common Stock
Other income
Weighted average shares outstanding of common stock		35,891,064
Basic and diluted net income per share		$ 0
Non-redeemable Class A and Class B Common Stock
Other income
Weighted average shares outstanding of common stock	16,301,645	12,232,461	16,558,676
Basic and diluted net income per share	$ 0.35	$ (2.08)	$ 0.65
Common Stock Subject to Possible Redemption | Class A Common Stock
Other income
Weighted average shares outstanding of common stock	34,010,855	35,891,064	33,753,824
Basic and diluted net income per share	$ 0	$ 0.00	$ 0.00